Capital Lease Obligations	12 Months Ended
Dec. 31, 2010
Capital Lease Obligations [Abstract]
CAPITAL LEASE OBLIGATIONS

19.	CAPITAL LEASE OBLIGATIONS

The Company conducts a major part of its operations under leased machinery and equipment in Japan, and part of its operations under leased plants in China. The Company has entered into leases for building, machinery and equipment with payment terms varying from three to 12 years. All of the leases of building, machinery and equipment are classified as capital leases and expire over the next 12 years. The following is an analysis of the leased property under capital lease by major classes:

December 31,
2010

Building	$43.7
Machinery and equipment	105.6
Furniture, fixtures and equipment	2.6

Total	151.9
Less: Accumulated depreciation	(52.6)

Total	$99.3

The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2010:

At December 31,
2010

2011	$31.8
2012	44.3
2013	45.2
2014	14.0
2015	6.4
Later years	28.6

Total minimum lease payments	170.3
Less: Amount representing interest	(31.2)

Present value of net minimum lease payments	$139.1

Analysis as:
Current	31.8
Non-current	138.5

$170.3

The above capital lease obligations are included in other current liabilities and other long-term liabilities in the balance sheet.